Description of Organization and Business Operations (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2023	Nov. 09, 2022	Aug. 16, 2021	Apr. 12, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Nov. 14, 2022
Share price					$ 11.07		$ 11.07
Proceeds from issuance of initial public offering						$ 111,575,715
Deferred underwritting commissions					$ 4,025,000	4,025,000	4,025,000
Proceeds from issuance of private placement						5,760,000
Business combination description					The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Minimum net tangible asset upon consumation of business combination					$ 5,000,001		$ 5,000,001
Interest on dissolution expenses					100,000		100,000
Cash					66,000		212,000
Working capital deficit					249,000		110,000
Temporary Equity, Carrying Amount, Attributable to Parent					$ 12,970,811	116,725,000	$ 12,834,629
Par value per share					$ 18.00		$ 18.00
Number of warrants payable to stockholders						$ 7,069,300	$ 369,902
Jet. A I Inc [Member]
Minimum net tangible asset upon consumation of business combination	$ 5,000,001
Aggregate consideration payable to the stockholders	$ 105,000,000
Price per share	$ 10.00
Acquisition expenses					$ 251
Sponsor [Member]
Extension loan amount		$ 575,000
Sponsor [Member] | Promissory Note [Member]
Aggregate principal amount								$ 575,000
Common Class A [Member]
Number of shares exercised		10,313,048
Redemption price per share		$ 10.22
Redemption amount		$ 105,424,960
Temporary Equity, Carrying Amount, Attributable to Parent					$ 12,970,000
Temporary Equity, Shares Outstanding					1,186,952	11,500,000	1,186,952
Temporary Equity, Par or Stated Value Per Share					$ 10.92
Par value per share					0.0001	$ 0.0001	$ 0.0001
Private Placement Warrants [Member]
Sale of stock, number of shares issued in transaction			5,760,000
Sale of stock price per share			$ 1.00
Proceeds from issuance of private placement			$ 5,760,000	$ 5,760,000
Class of warrant or right, exercise price of warrants or rights			$ 11.50	$ 1.00
Common Stock [Member] | Jet. A I Inc [Member]
Number of shares payable to stockholders	4,500,000
Par value per share	$ 0.0001
Warrant [Member] | Jet. A I Inc [Member]
Class of warrant or right, exercise price of warrants or rights	$ 15.00
Number of warrants payable to stockholders	$ 60,000,000
IPO [Member]
Sale of stock, number of shares issued in transaction			10,000,000
Share price			$ 10.00		11.07		11.07
Proceeds from issuance of initial public offering			$ 100,000,000
Payments of stock issuance costs			6,624,000
Deferred underwritting commissions			$ 3,500,000
Over-Allotment Option [Member]
Share price			$ 10.00
Proceeds from issuance of initial public offering			$ 15,000,000
Payments of stock issuance costs			825,000
Deferred underwritting commissions			$ 525,000
Number of shares purchased			1,500,000
Trust Account [Member]
Share price					$ 10.15		$ 10.15
Proceeds from issuance of initial public offering					$ 116,725,000		$ 116,725,000